UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-03451

Name of Registrant: SEI Daily Income Trust

Address of Principal  Executive Offices:

            One Freedom Valley Drive
            Oaks, Pennsylvania 19456

Name and address of agent of service:

            Timothy D. Barto, Esquire
            SEI Daily Income Trust
            SEI Investments Company
            One Freedom Valley Drive
            Oaks, Pennsylvania 19456

CC:

            Timothy W. Levin, Esquire
            Morgan, Lewis & Brockius LLP
            1701 Market Street
            Philadelphia, Pennsylvania 19103

Registrant's telephone number including area code: 1-800-342-5734

Date of fiscal year end: Jan 31

Date of reporting period: 07/01/2016    -   06/30/2017

Registrant Name : SEI Daily Income Trust
Fund Name : GOVERNMENT FUND
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Registrant Name : SEI Daily Income Trust
Fund Name : GOVERNMENT II FUND
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Registrant Name : SEI Daily Income Trust
Fund Name : TREASURY FUND
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Registrant Name : SEI Daily Income Trust
Fund Name : TREASURY II FUND
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Registrant Name : SEI Daily Income Trust
Fund Name : ULTRA SHORT DURATION BOND FUND
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Registrant Name : SEI Daily Income Trust
Fund Name : SHORT DURATION GOVERNMENT FUND
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Registrant Name : SEI Daily Income Trust
Fund Name : GNMA FUND
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Pursuant to the requirements of the Investment Company Act of 1940,the registrant has duly caused this report to be signed on its behalf by the undersigned,thereunto duly authorised.


Registrant:            SEI Daily Income Trust

By:                    /s/ Robert A. Nesher

Name:                  Robert A. Nesher

Title:                 President

Date:                  August 23, 2017